Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Prepaid Expenses And Other Receivables Abstract
Prepaid expenses	$ 884	$ 1,107
Tax authorities	68	116
Receivables on account of assets sold	1,234
Others	113	113
Total	$ 2,299	$ 1,336